OPERATIONS OF TRAUMA HEALING CENTERS (Tables)	12 Months Ended
Aug. 31, 2020
Disclosure Of Operations Of Trauma Healing Centers [Abstract]
Disclosure of detailed information about derecognized assets and liabilities [Table Text Block]
Derecognized assets and liabilities
Cash	$96
Accounts receivable	140
Other current assets	9
Property, plant and equipment	86
Goodwill	880
Trade and other payables	(70)
Net assets disposed	$1,141
Fair value of consideration received	$1,141
Gain/(loss) on disposal	—

Disclosure of detailed information about loss from re-measurement of assets and liabilities classified as held for sale [Table Text Block]

FOR THE PERIOD
SEPTEMBER 1, 2018
TO OCTOBER 16, 2018
Revenue
Sales	$138
Cost of sales	54
Gross margin from discontinued operations	84

Expenses
General and administrative	75
Total expenses	75

Investment income (expense)	—
Income (loss) from operations	$9
Loss on remeasurement to fair value less costs to sell	(47)
Loss on discontinued operations	$(38)

Disclosure of detailed information about Cash flows generated by THC for reporting periods [Table Text Block]
FOR THE PERIOD SEPTEMBER 1, 2018 TO OCTOBER 16,2018
Operating activities	$(35)
Investing activities	—
Cash used by discounted operations	$(35)